[LOGO] STANDISH FUNDS(R)

                              Standish Small Cap
Financial Report              Value Fund
--------------------------------------------------------------------------------
Period Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $1,866,605)                                                     $2,340,451
  Cash                                                                  49,425
  Interest and dividends receivable                                      4,274
  Prepaid expenses                                                       4,451
                                                                    ----------
    Total assets                                                     2,398,601

LIABILITIES
  Accrued accounting, custody and transfer agent fees    $   7,740
  Accrued trustees' fees and expenses (Note 2)                 556
  Accrued expenses and other liabilities                     4,957
                                                         ---------
    Total liabilities                                                   13,253
                                                                    ----------
NET ASSETS                                                          $2,385,348
                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $1,791,985
  Accumulated net realized gain                                        117,618
  Undistributed net investment income                                    1,899
  Net unrealized appreciation                                          473,846
                                                                    ----------
TOTAL NET ASSETS                                                    $2,385,348
                                                                    ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              183,019
                                                                    ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $    13.03
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                             STATEMENT OF OPERATIONS
 FOR THE PERIOD FEBRUARY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31,
                                2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income                                                 $  5,185
  Interest income                                                      294
                                                                  --------
    Total investment income                                          5,479

EXPENSES
  Investment advisory fee (Note 2)                       $ 2,864
  Accounting, custody and transfer agent fees              7,741
  Legal and audit services                                 4,320
  Registration fees                                          684
  Trustees' fees and expenses (Note 2)                       556
  Miscellaneous                                              741
                                                         -------
    Total expenses                                        16,906

Deduct:
  Reimbursement of Fund operating expenses (Note 2)      (10,462)
  Waiver of investment advisory fee (Note 2)              (2,864)
                                                         -------
    Total expense deductions                             (13,326)
                                                         -------
      Net expenses                                                   3,580
                                                                  --------
        Net investment income                                        1,899
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                     117,618
                                                         -------
      Net realized gain                                            117,618
  Change in unrealized appreciation (depreciation)
    Investment securities                                237,694
                                                         -------
      Net change in unrealized appreciation
       (depreciation)                                              237,694
                                                                  --------
    Net realized and unrealized gain                               355,312
                                                                  --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $357,211
                                                                  ========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                      FEBRUARY 1, 2000
                                                                      (COMMENCEMENT OF
                                                                       OPERATIONS) TO
                                                                       MARCH 31, 2000
                                                                        (UNAUDITED)
                                                                      ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                  $    1,899
  Net realized gain                                                         117,618
  Change in unrealized appreciation (depreciation)                          237,694
                                                                         ----------
  Net increase in net assets from investment operations                     357,211
                                                                         ----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Proceeds from shares issued in reorganization of
    Standish U.S. Small Cap Value Fund L.P.                               1,936,087
  Net proceeds from sale of shares                                          129,225
  Cost of shares redeemed                                                   (37,175)
                                                                         ----------
  Net increase in net assets from Fund share
    transactions                                                          2,028,137
                                                                         ----------
TOTAL INCREASE IN NET ASSETS                                              2,385,348

NET ASSETS
  At beginning of period                                                         --
                                                                         ----------
  At end of period (including undistributed net
    investment income of $1,899)                                         $2,385,348
                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       FOR THE PERIOD
                                                      FEBRUARY 1, 2000
                                                      COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                       MARCH 31, 2000
                                                       (UNAUDITED)(1)
                                                      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   11.05
                                                          ---------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                       0.01
  Net realized and unrealized gain on investments              1.97
                                                          ---------
Total from investment operations                               1.98
                                                          ---------
NET ASSET VALUE, END OF PERIOD                            $   13.03
                                                          =========
TOTAL RETURN+++                                               17.92%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                      1.00%+
  Net Investment Income (to average daily net
    assets)*                                                   0.53%+
  Portfolio Turnover                                             17%
  Net Assets, End of Period (000's omitted)               $   2,385

----------
* For the period indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of the Fund's operating expenses. If this voluntary action had not been taken, the net investment income per share and ratios would have been:

Net investment income per share                            $  (0.06)
Ratios (to average daily net assets):
  Expenses                                                     4.71%+
  Net investment loss                                         (3.18)%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          VALUE
SECURITY                                                                        SHARES  (NOTE 1A)
--------------------------------------------------------------------------------------------------
EQUITIES -- 98.1%

BASIC INDUSTRY -- 4.9%
Centec Construction Products                                                       500  $   13,125
Cytec Industries, Inc.*                                                            800      24,500
Fuller H B Co.                                                                     400      15,975
OM Group, Inc.                                                                     600      27,300
Steel Dynamics*                                                                    800       9,250
Westvaco Corp.                                                                     800      26,700
                                                                                        ----------
                                                                                           116,850
                                                                                        ----------
CAPITAL GOODS -- 6.9%
Advanced Energy Industries*                                                        200      10,200
C&D Technology, Inc.                                                               800      47,200
Landstar System, Inc.*                                                             300      16,425
Manitowoc Co., Inc.                                                                500      13,531
Navistar International*                                                            400      16,050
Paccar, Inc.                                                                       300      15,000
Shaw Group, Inc.*                                                                  800      28,200
Terex Corp.*                                                                       600       8,625
URS Corp.*                                                                         700       9,187
                                                                                        ----------
                                                                                           164,418
                                                                                        ----------
CONSUMER STABLE -- 4.9%
Adolph Coors Co.                                                                   600      28,687
Canandaigua Brands, Inc., Class A*                                                 400      20,400
Hain Food Group, Inc.*                                                             400      11,325
IBP, Inc.                                                                          500       7,875
International Home Foods, Inc.*                                                    900      14,400
McCormick & Co., Inc.                                                              400      12,900
NBTY, Inc.*                                                                      1,600      21,900
                                                                                        ----------
                                                                                           117,487
                                                                                        ----------
EARLY CYCLICAL -- 2.6%
Centex Corp.                                                                       500      11,906
Crossmann Communities, Inc.*                                                       500       7,922
Monaco Coach Corp.*                                                                900      17,100
NVR, Inc.*                                                                         300      16,200
Salton, Inc.*                                                                      200       8,675
                                                                                        ----------
                                                                                            61,803
                                                                                        ----------
ENERGY -- 3.4%
Cascade Natural Gas                                                                900      14,512
Devon Energy Corp.                                                                 400      19,425
Equitable Resources, Inc.                                                          400      17,925
MDU Resources Group, Inc.                                                          500      10,375
Piedmont Natural Gas Co.                                                           700      18,244
                                                                                        ----------
                                                                                            80,481
                                                                                        ----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          VALUE
SECURITY                                                                        SHARES  (NOTE 1A)
--------------------------------------------------------------------------------------------------
FINANCIAL -- 11.7%
Affiliated Managers Group, Inc.*                                                   700  $   33,250
Americredit*                                                                     1,400      22,837
Andover Bancorp, Inc.                                                              600      17,137
Commonwealth Bancorp, Inc.                                                         900      11,419
Dime Bancorp, Inc.                                                               1,100      20,350
Federated Investors, Inc., Class B                                               1,200      32,775
First Financial Holdings                                                           700       9,887
FirstFed Financial Corp.*                                                          900      11,925
Flushing Financial Corp.                                                           900      12,206
Investment Technology Group*                                                       600      21,150
Northfork Bancorp                                                                1,300      23,237
Renaissance Re Holdings Ltd.                                                       400      16,350
Texas Regional Bancshares, Class A                                                 500      12,719
The PMI Group, Inc.                                                                450      21,347
Webster Financial Corp.                                                            500      11,500
                                                                                        ----------
                                                                                           278,089
                                                                                        ----------
GROWTH CYCLICAL -- 7.9%
Ames Department Stores, Inc.*                                                      600      14,737
BJ's Wholesale Club, Inc.*                                                         400      15,450
Children's Place*                                                                  600       8,550
Coldwater Creek, Inc.*                                                             800      13,600
Fossil, Inc.*                                                                      900      21,094
Linens 'N Things, Inc.*                                                          1,000      34,250
MGM Grand, Inc.                                                                    600      14,400
Rare Hospitality International, Inc.*                                              900      17,494
Talbots, Inc.                                                                      500      29,437
Zale Corp.*                                                                        400      18,875
                                                                                        ----------
                                                                                           187,887
                                                                                        ----------
HEALTH CARE -- 8.8%
Bindley Western Industries, Inc.                                                   666       9,033
C.R. Bard, Inc.                                                                    500      19,344
Haemonetics Corp.*                                                                 800      18,000
Polymedica Industries, Inc.*                                                       800      47,000
Priority Healthcare Corp., Class B*                                                400      20,100
Quest Diagnostics, Inc.*                                                           600      23,850
Rehabcare Corp.*                                                                   600      14,812
Sunquest Information Systems*                                                    1,000      11,250
Zoll Medical Corp.*                                                                900      46,125
                                                                                        ----------
                                                                                           209,514
                                                                                        ----------
OTHER -- 1.5%
S&P 400 Mid-Cap Depositary Receipts                                                400      36,500
                                                                                        ----------
REAL ESTATE -- 7.1%
Bradley Real Estate, Inc., REIT                                                  1,500      25,594
CBL & Associates Properties, REIT                                                1,000      20,437
Colonial Properties Trust, REIT                                                  1,000      23,750

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          VALUE
SECURITY                                                                        SHARES  (NOTE 1A)
--------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
General Growth Properties, REIT                                                    700  $   21,306
Glimcher Realty Trust, REIT                                                      1,500      20,250
Liberty Property Trust, REIT                                                       900      21,544
Parkway Properties, Inc., REIT                                                     500      14,719
Prentiss Properties Trust, REIT                                                  1,000      22,313
                                                                                        ----------
                                                                                           169,913
                                                                                        ----------
SERVICES -- 7.8%
Advo Systems*                                                                      500      12,500
Copart, Inc.*                                                                    2,000      35,000
Dycom Industries, Inc.*                                                            600      29,250
Profit Recovery Group International*                                               900      16,650
Readers Digest Association, Inc.                                                   600      21,225
SEI Investment Co.                                                                 200      22,688
United Stationers*                                                                 900      32,119
Valassis Communications, Inc.*                                                     500      16,656
                                                                                        ----------
                                                                                           186,088
                                                                                        ----------
TECHNOLOGY -- 27.1%
Adaptec, Inc.*                                                                     600      23,175
Adobe Systems, Inc.                                                                400      44,525
Amphenol Corp., Class A*                                                           300      30,675
Cypress Semiconductor Corp.*                                                       800      39,450
DII Group, Inc.*                                                                   300      33,919
DSP Group, Inc.*                                                                   600      39,600
Hadco Corp.*                                                                       300      19,388
Infocus Systems, Inc.*                                                           1,300      46,556
Informix Corp.*                                                                  1,400      23,713
Intervoice, Inc.*                                                                1,600      46,200
Kulicke & Soffa Industries*                                                        400      25,625
Lam Research Corp.*                                                                900      40,556
Pinnacle Systems, Inc.*                                                          1,400      46,550
Plantronics, Inc.*                                                                 200      18,638
Plexus Corp.*                                                                      400      26,650
Progress Software Corp.*                                                         1,400      32,813
Qlogic Corp.*                                                                      200      27,100
Symantec Corp.*                                                                    500      37,563
Talk.com, Inc.*                                                                  1,400      22,400
Triquint Semiconductor, Inc.*                                                      300      22,050
                                                                                        ----------
                                                                                           647,146
                                                                                        ----------
UTILITIES -- 3.5%
Calpine Corp.*                                                                     200      18,800

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          VALUE
SECURITY                                                                        SHARES  (NOTE 1A)
--------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                                                 1,000   $      31,875
NSTAR                                                                              800          33,600
                                                                                         -------------
                                                                                                84,275
                                                                                         -------------
TOTAL EQUITIES (COST $1,866,605)                                                             2,340,451
                                                                                         -------------
TOTAL INVESTMENTS -- 98.1% (COST $1,866,605)                                             $   2,340,451
OTHER ASSETS, LESS LIABILITIES -- 1.9%                                                          44,897
                                                                                         -------------
NET ASSETS -- 100.0%                                                                     $   2,385,348
                                                                                         =============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust. The Fund commenced operations on February 1, 2000.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Funds average daily net assets. SA&W voluntarily agreed to limit the Fund's total operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period ended March 31, 2000. Pursuant to this agreement, for the period ended March 31, 2000, SA&W voluntarily waived all its investment advisory fee in the amount of $2,864 and reimbursed the Fund for a portion of its operating expenses in the amount of $10,462. This agreement is temporary and voluntary and may be discontinued or revised by SA&W at any time. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2000 were as follows:

                                                               PURCHASES   SALES
                                                               ---------  --------
      U.S. Government Securities                               $     --   $     --
                                                               ========   ========
      Investments (non-U.S.Government Securities)              $453,086   $371,189
                                                               ========   ========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     FOR THE PERIOD
                                                                    FEBRUARY 1, 2000
                                                                    (COMMENCEMENT OF
                                                                     OPERATIONS) TO
                                                                     MARCH 31, 2000
                                                                    ----------------
      Shares issued in reorganization of Standish U.S. Small Cap
        Value Fund L.P.                                                    175,148
      Shares sold                                                           10,997
      Shares redeemed                                                       (3,126)
                                                                      ------------
      Net increase                                                         183,019
                                                                      ============

      The Fund was formed with an initial tax-free contribution of securities-in-kind from the Standish U.S. Small Cap Value Fund L.P., which had a historical cost of $1,667,090 and an unrealized appreciation of $236,152 on the date of contribution.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2000, three shareholders held of record approximately 16%, 16% and 11% of the total outstanding shares of the Fund, respectively.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $ 1,866,605
                                                                    ===========
      Gross unrealized appreciation                                     610,844
      Gross unrealized depreciation                                    (136,998)
                                                                    -----------
      Net unrealized appreciation                                   $   473,846
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      There were no written option contracts for the period ended March 31, 2000.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2000, the Fund held no open futures contracts.


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